Debt Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities
The following tables summarize the balance and activities of the N-Star CDO bonds.

		Gross Cumulative Unrealized
(in thousands)	Amortized Cost	Gains	Losses	Fair Value
March 31, 2019	$65,732	$2,180	$(3,502)	$64,410
December 31, 2018	67,513	1,565	(4,951)	64,127
Results from disposition of N-Star CDO bonds, with realized gains (losses) recorded in other gain (loss), were as follows for the three months ended March 31, 2018. There were no dispositions in the three months ended March 31, 2019.

Three Months Ended March 31,
(In thousands)	2018
Proceeds from sale	$63,185
Gross realized gain (including $8,205 of unrealized gain transferred from AOCI)	8,384
Gross realized loss	499
Impairment of AFS Debt Securities
The following table presents AFS debt securities that have been in a gross unrealized loss position:

	March 31, 2019				December 31, 2018
	Less Than 12 Months		More Than 12 Months		Less Than 12 Months
(In thousands)	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
N-Star CDO bonds	$9,194	$409	$42,865	$3,093	$54,459	$4,951

The following table summarizes the Company's investment in debt securities.

		Gross Cumulative Unrealized
(in thousands)	Amortized Cost	Gains	Losses	Fair Value
December 31, 2018
Available-for-sale debt securities:
N-Star CDO bonds	$67,513	$1,565	$(4,951)	$64,127
CMBS of consolidated fund				32,706
				$96,833
December 31, 2017
Available-for-sale debt securities:
CRE securities of consolidated N-Star CDOs (2):
CMBS	$144,476	$3,999	$(530)	$147,945
Other securities (3)	61,302	5,994	(313)	66,983
N-Star CDO bonds	88,374	2,778	(219)	90,933
CMBS and other securities (1)	13,829	3,739	(186)	17,382
	307,981	16,510	(1,248)	323,243
CMBS of consolidated fund				25,099
				$348,342
__________

(1)	Other securities include a trust preferred security and certain investments in other third party CDO bonds.
(2) Carrying value of CDO bonds in consolidated N-Star CDOs was $215.5 million at December 31, 2017.
(3) Represents primarily agency debentures, and to a lesser extent, unsecured REIT debt and trust preferred securities.

Realized gains recorded in other gain, net
Realized gains (losses) from sale of debt securities are recorded in other gain (loss), as follows.

	Year Ended December 31,
(In thousands)	2018	2017
Available-for-sale debt securities:
Proceeds from sale	$78,197	$30,279
Gross realized gain	11,304	951
Gross realized (loss)	(592)	—

AFS securities in a gross unrealized loss position
The following table presents AFS debt securities in a gross unrealized loss position:

	December 31, 2018		December 31, 2017
	Less Than 12 Months		Less Than 12 Months
(In thousands)	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
CRE securities of consolidated N-Star CDOs:
CMBS	$—	$—	$2,229	$(530)
Other securities	—	—	8,218	(313)
N-Star CDO bonds	54,459	(4,951)	13,392	(219)
CMBS and other securities	—	—	12,956	(186)
	$54,459	$(4,951)	$36,795	$(1,248)

Purchased credit-impaired debt securities
Certain debt securities acquired by the Company through the Merger, consisting of certain N-Star CDOs, other CDOs and CMBS securities, were considered to be credit-impaired at acquisition, with the following outstanding balance:

(In thousands)	December 31, 2018	December 31, 2017
Outstanding principal	$213,929	$411,174
Amortized cost	2,757	26,761
Carrying value	3,619	31,789
PCI debt securities are recorded at their initial investment and accreted to the estimated cash flows expected to be collected as measured at acquisition date. The excess of cash flows expected to be collected, measured at acquisition date, over the estimated fair value represents the accretable yield and is recognized in interest income over the remaining life of the security. The difference between contractually required payments at the acquisition date and the cash flows expected to be collected, which represents the nonaccretable difference, reflects the estimated future credit losses expected to be incurred over the life of the security and is not accreted to interest income nor recorded on the balance sheet. Subsequent decreases in undiscounted expected cash flows attributable to further credit deterioration as well as changes in expected timing of future cash flows can result in recognition of OTTI.
Information about these PCI debt securities upon acquisition is presented below:

(In thousands)	January 2017
Contractually required payments including interest	$574,088
Less: Nonaccretable difference	(449,261)
Cash flows expected to be collected	124,827
Less: Accretable yield	(70,283)
Fair value of PCI debt securities acquired	$54,544
The following table presents changes in accretable yield related to these PCI debt securities.

	Year Ended December 31,
(In thousands)	2018	2017
Beginning accretable yield	$44,610	$—
Assumed through the Merger	—	70,283
Accretion recognized in earnings	(3,489)	(12,461)
Reduction due to payoffs, disposals or deconsolidation	(17,081)	(8,963)
Net reclassifications to nonaccretable difference (1)	(24,040)	(4,249)
Ending accretable yield	$—	$44,610

__________
(1)
Includes reclassifications to nonaccretable difference for PCI securities for which cash flows can no longer be reasonably estimated.